Vessels, net - Impairment loss (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
m/v River Glove
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	$ (332)
m/v Sky Globe
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	(1,231)
m/v Star Globe
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	(460)
m/v Sun Globe
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	(2,013)
m/v Moon Globe
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	$ (579)